Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Principal Activities [Abstract]
Schedule of major subsidiaries and VIE

	Date of incorporation	Place of incorporation	Legal ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-14	HK	100%
Shanghai Baozun E-Commerce Limited	11-Nov-03	PRC	100%
Shanghai Bodao E-Commerce Limited	30-Mar-10	PRC	100%
Shanghai Yingsai Advertisement Limited	30-Mar-10	PRC	100%
Baozun Hongkong Limited	11-Sep-13	HK	100%
Shanghai Fengbo E-Commerce Limited	29-Dec-11	PRC	100%
Baozun Hongkong Investment Limited	21-July-15	HK	100%

VIE:
Shanghai Zunyi Business Consulting Ltd.	31-Dec-10	PRC	N/A

Schedule of amounts and balances of Shanghai Zunyi were included in the Group's consolidated financial statement after the elimination of intercompany balances and transactions
	As of December 31
	2014	2015
	RMB	RMB
Cash	3,803	5,269
Inventories	23,669	50,394
Advance to suppliers	1,061	646
Amounts due from related parties	-	15,741
Prepayments and other current assets	3,813	9,410
Property and equipment, net	108	42
Other non-current assets	-	115

Total assets	32,454	81,617

Accounts payable	569	1,783
Other current liabilities	3,678	45,078

Total Liabilities	4,247	46,861

	For Year Ended December 31
	2014	2015
	RMB	RMB
Net revenues	21,038	92,983
Operating expenses	32,095	123,284
Net loss	(11,057)	(30,301)
Net cash provided by operating activities	3,911	1,573
Net cash used in investing activities	(118)	(107)
Net cash provided by financing activities	-	-